Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of accumulated other comprehensive income

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2022	(337,340)	1,593	(10,948)	(346,695)
Translation adjustment on foreign subsidiaries	64,460	-	-	64,460
Cash flow hedge accounting, net of income tax	-	(331)	-	(331)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	343	343
Changes in fair value of investments in equity instruments	-	-	(3,608)	(3,608)
At December 31, 2022	(272,880)	1,262	(14,213)	(285,831)
Translation adjustment on foreign subsidiaries	81,413	-	-	81,413
Cash flow hedge accounting, net of income tax	-	(537)	-	(537)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(385)	(385)
Changes in fair value of investments in equity instruments	-	-	(1,466)	(1,466)
At December 31, 2023	(191,467)	725	(16,064)	(206,806)
Translation adjustment on foreign subsidiaries	(184,446)	-	-	(184,446)
Cash flow hedge accounting, net of income tax	-	109	-	109
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(1,037)	(1,037)
Changes in fair value of investments in equity instruments	-	-	(1,256)	(1,256)
At December 31, 2024	(375,913)	834	(18,357)	(393,436)
Attributable to NEXA's shareholders				(335,565)
Attributable to non-controlling interests				(57,871)

Schedule of earnings per share information

	2024	2023	2022
Net (loss) income for the year attributable to NEXA's shareholders	(205,030)	(291,968)	49,695
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	(1.55)	(2.20)	0.38

Schedule of summarized financial information of the non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2024	2023	2024	2023
Current assets	840,727	581,466	21,597	12,283
Current liabilities	381,329	292,067	8,169	11,734
Current net assets	459,398	289,399	13,428	549

Non-current assets	1,176,393	1,361,412	53,843	73,312
Non-current liabilities	422,555	385,208	11,099	9,421
Non-current net assets	753,838	976,204	42,744	63,891

Net assets	1,213,236	1,265,603	56,172	64,440

Accumulated non-controlling interests	205,102	207,966	42,569	46,747

Summarized income statement	NEXA PERU		Pollarix S.A.
	2024	2023	2024	2023
Net revenues	881,122	735,337	27,919	11,740
Net (loss) gain for the year	(41,999)	12,491	28,959	13,700
Other comprehensive (loss) income	-	-	(14,886)	5,606
Total comprehensive income for the year	(41,999)	12,491	14,073	19,306

Comprehensive (loss) income attributable to non-controlling interests	(5,229)	(9,206)	15,026	14,261
Dividends paid to non-controlling interests	5,938	124	14,616	23,589

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2024	2023	2024	2023
Net cash provided by (used in) operating activities	253,005	206,163	(11,615)	(5,189)
Net cash used in investing activities	(108,517)	(226,991)	2,130	36,993
Net cash (used in) provided by financing activities	(23,800)	(3,604)	13,783	(32,185)
(Decrease) increase in cash and cash equivalents	120,688	(26,145)	4,298	(381)